Warrants	9 Months Ended
Sep. 30, 2022
Warrants
Warrants

10.	Warrants

The functional currency of the Company is the Euro and as the exercise price of the Company’s share purchase warrants is fixed in US Dollars, these warrants are considered a liability as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these warrants are classified and accounted for as a derivative liability at fair value through profit or loss.

As of September 30, 2022 and December 31, 2021, there were 8,869,633 warrants outstanding. The warrants entitle the holder to purchase one Class A ordinary share of Parent at an exercise price of $11.50 per share. Until warrant holders acquire the Parent’s Class A ordinary shares upon exercise of such warrants, they have no rights with respect to the Parent’s Class A ordinary shares. The warrants expire on December 10, 2025, or earlier upon redemption or liquidation in accordance with their terms.

On December 10, 2021, all non-tradeable warrants converted to tradable warrants having reached the first anniversary of their issuance. None of the non-tradeable warrants were exercised during the year ended December 31, 2021. The fair value of the tradeable warrants is determined with reference to the prevailing market price for warrants that are trading on the NASDAQ under the ticker HTOOW.

Total no. of warrants
In issue at December 31, 2020	9,929,139
Exercise of warrants during the period	(1,059,506)
In issue at December 31, 2021	8,869,633
Exercise of warrants during the period	—
In issue at September 30, 2022	8,869,633

The fair value of the traded warrants as at September 30, 2022 and December 31, 2021 was $1.07 and $1.95, respectively. See reconciliation of fair values below.

€’000
Balance – January 1, 2021	52,932
Fair value movement on warrants exercised*	3,211
Warrants exercised – foreign exchange differences**	67
Fair value movement on warrants unexercised (including exchange differences)*	(31,565)
Derecognition of warrant liability on exercise***	(9,374)
Balance – December 31, 2021	15,271
Fair value movement on warrants unexercised (including exchange differences)*	(5,535)
Balance – September 30, 2022	9,736

*	recognized in profit or loss - Adjustments to the fair value of derivatives – warrants
**	recognized in profit or loss - Other finance income
***	recognized in equity – Share premium